STOCKHOLDERS’ EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 12 – STOCKHOLDERS’ EQUITY

Preferred Stock

The Company’s issued and outstanding preferred stock, par value $0.00001 per share, at June 30, 2022 and December 31, 2021 was 988,000 and 988,000, respectively. The Board, without further stockholder approval, may issue preferred stock in one or more series from time to time and fix or alter the designations, relative rights, priorities, preferences, qualifications, limitations, and restrictions of the shares of each series.

Series A Preferred Stock

The Company had authorized 4,000,000 shares of Series A Preferred Stock, par value of $0.00001 per share (the “Series A Preferred Stock”), of which no shares were issued or outstanding at June 30, 2022 and December 31, 2021, respectively. Each share of Series A Preferred Stock, when outstanding, could have been converted into one share of Common Stock.

Series B Preferred Stock

The Company had authorized 1,200,000 shares of Series B Preferred Stock, par value of $0.00001 per share (the “Series B Preferred Stock”), of which 488,000 were issued and outstanding at June 30, 2022 and December 31, 2021, respectively. Each share of Series B Preferred Stock may be converted into one share of Common Stock.

Series C Preferred Stock

On July 8, 2020, the Company reduced the authorized number of Series C Preferred Stock from 3,300,000 to 250 shares, par value $0.00001 per share (the “Series C Preferred Stock”), by filing a Certificate of Designation of the Preferences, Rights, and Limitations of the Series C Preferred Stock with the Secretary of State of the State of Delaware. The Company also amended the terms of the Series C Preferred Stock. The holders of shares of the Series Preferred C Stock are now entitled to 2,000,000 votes for every share of our Series Preferred C Stock held. The holders of the Series Preferred C Stock are not entitled to receive dividends. Upon any liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary, before any distribution or payment will be made to the holders of any stock ranking junior to the Series C Preferred Stock, the holders of the Series C Preferred Stock will be entitled to be paid out of the Company’s assets an amount equal to $1.00 in the aggregate for all issued and outstanding shares of the Series C Preferred Stock (as adjusted for any stock dividends, combinations, splits, recapitalizations, and the like with respect to such shares) (the “Preference Value”). After the payment of the full applicable Preference Value of each share of the Series C Preferred Stock, our remaining assets legally available for distribution, if any, will be distributed ratably to the holders of the Common Stock. The Series C Preferred Stock has conversion rights, whereby each share of the Series C Preferred Stock automatically converts into one share of Common Stock on the one-year anniversary of the issuance date.

The Company has authorized 250 shares, of Series C Preferred Stock of which 140 shares were issued and outstanding December 31, 2020. In July 2021 each share of the Series C Preferred Stock automatically converted into one share of Common Stock on the one-year anniversary of the issuance date. At June 30, 2022 and December 31, 2021, no shares of Series C Preferred Stock were issued and outstanding.

Series D Preferred Stock

The Company had authorized 500,000 shares of Series D Preferred Stock, par value of $0.00001 per share (the “Series D Preferred Stock”), of which 500,000 shares were issued and outstanding at June 30, 2022 and December 31, 2021, respectively. Each share of the Series D Preferred Stock may be converted into 1,000 shares of Common Stock.

Common Stock

The Company has authorized 2,500,000,000 shares of the Common Stock, respectively, of which 1,709,122,945 shares were issued and outstanding at June 30, 2022, and 1,004,709,546 were issued and outstanding at December 31, 2021.

Equity Transactions

On April 1, 2022, the Company granted 1,000,000 shares of Common Stock to Peter Troy pursuant to that certain Employment Agreement dated October 1, 2021, by and between Mr. Troy and the Company. At the date of grant, the fair market value of the shares was $0.0085 per share based on the closing price of the Common Stock, for a total value of $8,500.

During the six months ended June 30, 2022, the Company issued an aggregate of 678,413,399 shares of Common Stock with a fair value of $5,859,165 upon the conversion of $2,600,000 of principal, and $137,128 of accrued interest on its secured convertible debentures, at an average price of $0.0040 (see Note 9).

During the six months ended June 30, 2022, and in connection with the issuance of the debenture, the Company issued to the lender 25,000,000 shares of the Company’s common stock at a price of $0.0040 per share (see Note 8). The fair value of the 25,000,000 shares issued was $135,000 and recorded as a debt discount in the accompanying condensed consolidated balance sheet.

During the six months ended June 30, 2021, the Company issued an aggregate of 55,464,596 shares of Common Stock with a fair value of $1,122,984 upon the conversion of $1,100,000 of principal, and $22,882 of accrued interest on its secured convertible debentures, at an average price of $0.0204.

During the six months ended June 30, 2021, the Company issued 9,000,000 shares of its Common Stock with a fair value of $270,900 for the acquisition of S and S.

Common Stock Issuable

On August 12, 2015, the Company entered into an Employment Agreement with Robert Clark (the “Clark Employment Agreement”). On December 1, 2016, the Company entered into an Amendment to Employment Agreement (the “Clark Amendment”; and, together with the Clark Employment Agreement, the “Amended Clark Employment Agreement”). Pursuant to the terms of the Amendment Clark Employment Agreement, the Company agreed to issue, among other securities, 200,000,000 shares of the Common Stock. Immediately, Mr. Clark decided to defer receipt of 80,000,000 of such shares; thus leaving 120,000,000 shares of the Common Stock to be issued to him.

The 120,000,000 shares of the Common Stock were issued to Mr. Clark, as follows: (i) on October 28, 2015, the Company issued 30,000,000 of such shares; (ii) on March 2, 2016, the Company issued 40,000,000 of such, and (iii) on Mary 16, 2016, the Company issued 50,000,000 of such shares. On April 19, 2018, (i) 40,000,000 shares were cancelled and returned to the Company, and on July 31, 2019, (ii) an additional 50,000,000 shares were cancelled and returned to the Company. Accordingly, as of December 31, 2019, the Company owed to Mr. Clark an aggregate of 170,000,000 shares to be reissued to him upon his request pursuant to the terms of the oral agreement with him which were valued at $1,386,497 based on their fair value at the date of grant. The common shares issuable balance at June 30, 2022 and December 31, 2021 were $1,386,497.

Summary of Warrants

A summary of warrants for the six months ended June 30, 2022, is as follows:

		Weighted
	Number	Average
	of	Exercise
	Warrants	Price
Balance outstanding, December 31, 2021	170,000,000	$0.03
Warrants granted	8,333,333	0.03
Warrants exercised	-	-
Warrants expired or forfeited	-	-
Balance outstanding, June 30, 2022	178,333,333	$0.03
Balance exercisable, June 30, 2022	178,333,333	$0.03

Information relating to outstanding warrants at June 30, 2022, summarized by exercise price, is as follows:

	Outstanding			Exercisable
Exercise Price Per Share	Shares	Life (Years)	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
$0.03	158,333,333	2.01	$0.03	158,333,333	$0.03
$0.05	20,000,000	0.87	$0.05	20,000,000	$0.02
	178,333,333	1.89	$0.03	178,333,333	$0.03

Based on the fair market value of $0.0086 per share on June 30, 2022, there was no intrinsic value attributed to both the outstanding and exercisable warrants at June 30, 2022.

In connection with the issuance of convertible secured debentures on May 2, 2022 (see Note 9), the Company granted warrants with a relative fair value of $103,000 to purchase up to an aggregate of 8,333,333 shares of the Common Stock. Each warrant has a three-year term from issuance and is immediately exercisable at an exercise price of $0.03 per share, subject to adjustment. The relative fair value of these options at grant date was approximately $103,000, which was determined using a Black-Scholes-Merton option pricing model with the following assumptions: fair value of our stock price of $0.0180 per share, the expected term of three years, volatility of 132%, dividend rate of 0%, and risk-free interest rate of 2.16%.

NOTE 15 – STOCKHOLDERS’ EQUITY

Preferred Stock

The Company’s issued and outstanding preferred stock, par value $0.00001 per share, at December 31, 2021 and 2020 was 988,000 and 988,140, respectively. The Board, without further stockholder approval, may issue preferred stock in one or more series from time to time and fix or alter the designations, relative rights, priorities, preferences, qualifications, limitations and restrictions of the shares of each series.

Series A Preferred Stock

The Company had authorized 4,000,000 shares of Series A Preferred Stock, par value of $0.00001 per share (the “Series A Preferred Stock”), of which no shares were authorized, issued or outstanding at December 31, 2021 and December 31, 2020. Each share of Series A Preferred Stock, when outstanding, could have been converted into one share of the Common Stock.

Series B Preferred Stock

The Company had authorized 1,200,000 shares of Series B Preferred Stock, par value of $0.00001 per share (the “Series B Preferred Stock”), of which 488,000 and 488,000 were issued and outstanding at December 31, 2021 and December 31, 2020, respectively. Each share of Series B Preferred Stock may be converted into one share of the Common Stock.

Series C Preferred Stock

On July 8, 2020, the Company reduced the authorized number of Series C Preferred Stock from 3,300,000 to 250 shares, par value $0.00001 per share (the “Series C Preferred Stock”), by filing a Certificate of Designation of the Preferences, Rights, and Limitations of the Series C Preferred Stock with the Secretary of State of the State of Delaware. The Company also amended the terms of the Series C Preferred Stock. The holders of shares of the Series Preferred C Stock are now entitled to 2,000,000 votes for every share of our Series Preferred C Stock held. The holders of the Series Preferred C Stock are not entitled to receive dividends. Upon any liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary, before any distribution or payment will be made to the holders of any stock ranking junior to the Series C Preferred Stock, the holders of the Series C Preferred Stock will be entitled to be paid out of the Company’s assets an amount equal to $1.00 in the aggregate for all issued and outstanding shares of the Series C Preferred Stock (as adjusted for any stock dividends, combinations, splits, recapitalizations, and the like with respect to such shares) (the “Preference Value”). After the payment of the full applicable Preference Value of each share of the Series C Preferred Stock, our remaining assets legally available for distribution, if any, will be distributed ratably to the holders of the Common Stock. The Series C Preferred Stock has conversion rights, whereby each share of the Series C Preferred Stock automatically converts into one share of Common Stock on the one-year anniversary of the issuance date.

At December 31, 2021 and 2020, the Company had authorized 250 shares, respectively, of Series C Preferred Stock of which 140, shares, respectively, were issued and outstanding at December 31, 2020. In July 2021 each share of the Series C Preferred Stock automatically converted into one share of Common Stock on the one-year anniversary of the issuance date. At December 31, 2021, no shares of Series C Preferred Stock were issued and outstanding.

Series D Preferred Stock

The Company had authorized 500,000 shares of Series D Preferred Stock, par value of $0.00001 per share (the “Series D Preferred Stock”), of which 500,000 shares were issued and outstanding at December 31, 2021 and December 31, 2020, respectively. Each share of the Series D Preferred Stock may be converted into 1,000 shares of Common Stock.

Common Stock

The Company has authorized 2,500,000,000 shares of the Common Stock, respectively, of which 1,004,709,546 shares were issued and outstanding at December 31, 2021, and 786,308,041 were issued and outstanding at December 31, 2020.

Equity Transactions

During the year ended December 31, 2021, the Company issued an aggregate of 201,301,365 shares of Common Stock with a fair value of $3,713,133 upon the conversion of $2,484,401 of principal and accrued interest on its convertible secured debentures (see Note 11).

During the year ended December 31, 2021, the Company issued 9,000,000 shares of its Common Stock with a fair value of $243,000 for the acquisition of S and S Beverage, Inc. (See Note 5).

During the year ended December 31, 2020, the Company issued an aggregate of 8,255,438 shares of Common Stock upon the conversion of $112,274 of principal and accrued interest on its convertible secured debentures (see Note 11).